Financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial instruments
Short-term borrowings	€ 37		€ 9
Long-term borrowings	2,204		474
Lease liabilities	375		87		€ 27
Cash and cash equivalents	(1,320)	[1]	(529)	[1]	€ (50)	[1]	€ (90)
excl. restricted cash	(254)		(41)
Net debt	1,550		82
Equity	€ 13,050		€ 8,481

[1]	Cash and cash equivalents for the year ended 31 December 2021 include a cash balance of €190 million (2020: nil) that is contractually restricted from general use for a maximum duration of three years